Average Annual Total Returns - FidelitySAIUSTreasuryBondIndexFund-PRO - FidelitySAIUSTreasuryBondIndexFund-PRO - Fidelity SAI U.S. Treasury Bond Index Fund	Apr. 29, 2024
Fidelity SAI U.S. Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.18%
Past 5 years	0.45%
Since Inception	0.48%	[1]
Fidelity SAI U.S. Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.27%
Past 5 years	(0.38%)
Since Inception	(0.31%)	[1]
Fidelity SAI U.S. Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.46%
Past 5 years	0.08%
Since Inception	0.08%	[1]
LB009
Average Annual Return:
Past 1 year	4.05%
Past 5 years	0.53%
Since Inception	0.56%	[1]

[1]	A From March 1, 2016 .